Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2023
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During the six months ended June 30, 2023 and 2022, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2021	2,240	$71.40
Granted	-	-
Vested	(1,540)	71.40
Forfeited or expired	-	-
Outstanding at June 30, 2022	700	$71.40
Granted	-	-
Vested	(350)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2022	350	71.40
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at June 30, 2023	350	$71.40